SIF contribution liability	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SIF contribution liability
SIF contribution liability
11.	SIF contribution liability:

The Amended and Restated SIF Contribution Agreement defines the issuance of the SIF Warrants and Preferred Share Warrants as repayment for funding received under the arrangement; however, an event of default could require the Company to make repayment in the form of SIF Warrants or Preferred Share Warrants, cash or a combination thereof. Accordingly, the SIF contribution liability includes the estimated the fair values of each of the distinct repayment options.

A summary of the Company’s SIF contribution liability amount is as follows:

	Warrant obligation	Funding liability	Total
Balance, January 1, 2025	$1,553	$14,128	$15,681
SIF Warrant obligation	4,570	—	4,570
Issuance of SIF Warrants	(5,494)	5,494	—
Change in fair value	548	6,773	7,321
Foreign currency translation	180	617	797
Balance, December 31, 2025	1,357	27,012	28,369
SIF Warrant obligation	3,624	—	3,624
Issuance of SIF Warrants	(5,008)	5,008	—
Change in fair value	184	57,858	58,042
Foreign currency translation	(157)	(2,461)	(2,618)
Balance, June 30, 2026	$—	$87,417	$87,417

As a result of funding received under the Amended and Restated SIF Contribution Agreement during the three and six months ended June 30, 2026, the Company recognized a financial liability to SIF of $45,141, measured at the fair value of the associated warrant consideration. The excess of the fair value of the liability over the proceeds received was recognized as a loss on initial recognition and is presented within the loss on revaluation of the SIF contribution liability within the statement of operations.

The fair value of the SIF contribution liability includes the funding liability and warrant obligation. The funding liability represents the fair value of the issued SIF Warrants, Preferred Share Warrants and the contingent obligation to repay contributions in cash upon an event of default (the “Contingent Repayment Obligation”). Amounts reported as warrant obligation represent the value for contributions received, for which SIF Warrants have yet to be issued. The fair value of the funding liability was estimated using the PWERM, which accounts for the complexity of the dual-settlement nature of the arrangement by assigning probabilities to discrete future outcomes.

11.	SIF contribution liability (continued):

The valuation considers two settlement alternatives:

●	Warrant Settlement Scenario: This scenario assumes the Company satisfies its obligation through the issuance of warrants based on the defined terms of the Amended and Restated SIF Contribution Agreement.
●	Cash Repayment Scenario: This scenario assumes a trigger event that necessitates a cash repayment of the funding received.

As of June 30, 2026 and December 31, 2025, management has judged it highly likely that the obligation will be settled through the issuance of SIF Warrants and SIF Preferred Share Warrants rather than cash repayment. This judgment is based on the Company’s compliance with the SIF Contribution Agreement, including but not limited to, quarterly and annual compliance reporting to SIF, which includes details of expenditures incurred under the arrangement on a disaggregated level as well as underlying support documents. The reports are reviewed by SIF on a quarterly basis. Consequently, the PWERM reflects a significantly higher probability weighting toward the warrant settlement scenario.

As of June 30, 2026, the estimated fair value of the Contingent Repayment Obligation was $131 with the remaining fair value of the funding liability attributable to the issued SIF Warrants and Preferred Share Warrants (December 31, 2025 – $102). As of June 30, 2026, in determining the fair value of the funding liability, the Company judged the probability of cash repayment to be 1% with the remaining probability allocated to repayment via SIF Warrants and SIF Preferred Share Warrants (December 31, 2025 – 1%).

The value of the Contingent Repayment Obligation that is subject to the PWERM valuation is estimated using a discounted cash flow model. The assumptions used within the discounted cash flow model for the June 30, 2026 and December 31, 2025 valuations are set forth in the table below.

	June 30, 2026	December 31, 2025
Amount funded (CAD)	$74,275	$69,275
Market debt recovery rate	14 – 28%	14 – 28%
Risk-adjusted discount rate	13 – 20%	13 – 20%

As of June 30, 2026, the fair value of the SIF contribution liability was estimated using the common share value of $1.65 (December 31, 2025 - $1.28).

11.	SIF contribution liability (continued):

Sensitivities for key assumptions were as follows:

●	with other variables unchanged, an increase or decrease in the estimated common share price of 20% would result in an increase decrease in the fair value of the SIF contribution liability by approximately $17.5 million or ($17.5 million), respectively;
●	with other variables unchanged, an increase the estimated probability of cash repayment of amounts received under the SIF contribution liability from 1% to 5% with a corresponding decrease in the probability repayment via SIF Warrants would result in a decrease in the estimated fair value of the liability of approximately $4.2 million.

A summary of the SIF Warrants and Preferred Share Warrants issued and outstanding is as follows:

	Number	Exercise Price
Warrants outstanding December 31, 2024	15,191,077	$—
Issuance of SIF Warrants	5,918,058	—
Warrants outstanding December 31, 2025	21,109,135	$—
Issuance of SIF Warrants	1,048,211	—
Preferred Share Warrants	30,918,673	—
Warrants outstanding, June 30, 2026	53,076,019	$—

The SIF Warrants were not subject to the August 2025 reverse share split. Refer to note 14.

10.	SIF contribution liability:

The SIF contribution defines the issuance of the SIF Warrants as repayment for funding received under the SIF Contribution Agreement; however, an event of default could require the Company to make repayment in the form of SIF Warrants and/or cash. Therefore, the SIF contribution liability includes the estimated the fair values of each of the distinct repayment options.

A summary of the Company’s SIF contribution liability amount is as follows:

	Warrant	Funding
	obligation	liability	Total
Balance, January 1, 2024	$3,802	$10,314	$14,116
SIF Warrant obligation	1,548	—	1,548
Issuance of SIF Warrants	(3,789)	3,789	—
Change in fair value	182	1,040	1,222
Foreign currency translation	(190)	(1,015)	(1,205)
Balance, December 31, 2024	1,553	14,128	15,681
SIF Warrant obligation	4,570	—	4,570
Issuance of SIF Warrants	(5,494)	5,494	—
Change in fair value	548	6,773	7,321
Foreign currency translation	180	617	797
Balance, December 31, 2025	$1,357	$27,012	$28,369

The fair value of the SIF contribution liability includes the funding liability and warrant obligation. The funding liability represents the fair value of the issued SIF Warrants and the contingent contribution repayment obligation. Amounts reported as warrant obligation represent the value for contributions received, for which SIF Warrants have yet to be issued. The fair value of the funding liability was estimated using the Probability-Weighted Expected Return Method (“PWERM”) as the PWERM accounts for the complexity of the dual-settlement nature of the arrangement by assigning probabilities to discrete future outcomes.

10.	SIF contribution liability: (continued)

The valuation considers two settlement alternatives:

•	Warrant Settlement Scenario: This scenario assumes the Company satisfies its obligation through the issuance of warrants based on the defined terms of the SIF Contribution Agreement.
•	Cash Repayment Scenario: This scenario assumes a trigger event that necessitates a cash repayment of the funding received.

As of December 31, 2025, management has judged it highly likely that the obligation will be settled through the issuance of SIF Warrants rather than cash repayment. This judgment is based on the Company’s compliance with the SIF Contribution Agreement, including but not limited to, quarterly and annual compliance reporting to SIF, which includes details of expenditures incurred under the arrangement on a disaggregated level as well as underlying support documents. The reports are reviewed by SIF on a quarterly basis. Consequently, the PWERM reflects a significantly higher probability weighting toward the warrant settlement scenario.

As of December 31, 2025, the estimated fair value of the contingent contribution repayment obligation was $102 with the remaining fair value of the funding liability attributable to the SIF Warrants (December 31, 2024 – $93). As of December 31, 2025, in determining the fair value of the funding liability, we judged the probability of cash repayment to be 1% with the remaining probability allocated to repayment via SIF Warrants (2024 – 1%).

The value of the contingent contribution repayments that is subject to the PWERM valuation is estimated using a discounted cash flow model. The assumptions used within the discounted cash flow model for the December 31, 2025 and December 31, 2024 valuations are set forth in the table below.

	December 31,	December 31,
	2025	2024
Amount funded	$50,544	$41,113
Term (years)	0.25	0.3
Market debt recovery rate	14 – 28%	14 – 28%
Risk-adjusted discount rate	13 – 20%	15 – 23%

At December 31, 2025, the fair value of the SIF Warrants and SIF Warrant obligation was estimated using the common share value of $1.28 (December 31, 2024 - $9.30). The December 31, 2024 common share value of $9.30 has been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025.

Sensitivities for key assumptions were as follows:

•

with other variables unchanged, an increase or decrease in the estimated common share price of 20% would result in an increase decrease in the fair value of the SIF contribution liability by approximately $5.7 million or ($4.7 million), respectively;

•

with other variables unchanged, an increase the estimated probability of cash repayment of amounts received under the SIF contribution liability from 1% to 5% with a corresponding decrease in the probability repayment via SIF Warrants would result in a decrease in the estimated fair value of the liability of approximately $0.5 million.

10.	SIF contribution liability: (continued)

A summary of the Company’s SIF Warrants is as follows:

	Class B Common
	Number	Exercise Price
Warrants outstanding December 31, 2023	11,090,146	$—
Issuance of SIF Warrants	4,100,931	—
Warrants outstanding December 31, 2024	15,191,077	$—
Issuance of SIF Warrants	5,918,058	—
Warrants outstanding, December 31, 2025	21,109,135	$—

The SIF Warrants were not subject to the August 2025 reverse share split. Refer to Note 12.